Trade and Other receivables - Additional information (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Trade and Other receivables.
Decrease in trade and other receivables	€ 476,000
Decrease in foreign currency swap	314,000
Decrease in VAT receivable	154,000
Decrease in trade receivables	149,000
Incentive receivables	241,000
Unbilled receivables included in trade receivables	€ 0	€ 0